Document And Entity Information	12 Months Ended
May 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ZKGC NEW ENERGY LIMITED
Document Type	20-F
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	13,000,000
Amendment Flag	false
Entity Central Index Key	0001896511
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	May 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-56576
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 Xinxiangdi Jiari
Entity Address, Address Line Two	Laocheng Town
Entity Address, City or Town	Chengmai County
Entity Address, Postal Zip Code	571924
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Michael T. Studer CPA P.C.
Auditor Location	Freeport, New York
Auditor Firm ID	822
Business Contact
Document Information Line Items
Entity Address, Address Line One	99 Washington Avenue,
Entity Address, Address Line Two	Suite 805A
Entity Address, City or Town	Albany
Entity Address, Postal Zip Code	12210
Contact Personnel Name	CCS Global Solutions, Inc.
Entity Address, State or Province	NY
City Area Code	800
Local Phone Number	800-300-5067